CONTINGENCIES AND COMMITMENTS (Narrative) (Details) R in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 04, 2024 USD ($)	Feb. 04, 2024 ZAR (R)	Apr. 26, 2018 USD ($)	Aug. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Credited against legal fees in general and administration expenses	$ 159	R 2,990		$ 300
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Value for sale transaction			$ 74,000
Legal ownership held by non-controlling interests			17.10%
Proportion of ownership interest in subsidiary			82.90%